Cover	Jun. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-56453
Entity Registrant Name	LIMITLESS X HOLDINGS INC.
Entity Central Index Key	0001803977
Entity Tax Identification Number	81-1034163
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9777 Wilshire Blvd
Entity Address, Address Line Two	#400
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	(855)
Local Phone Number	413-7030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false